Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Finished goods	$8,521.9	$9,923.3
Work in process	33,330.8	53,362.2
Raw materials	4,012.2	7,143.8
Supplies and spare parts	2,817.3	3,451.4

	$48,682.2	$73,880.7